Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - AES Corp Retirement Savings Plan [Domain] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 849,629,721
EBP, Note Receivable from Participant	$ 7,905,549	$ 7,310,205
Entity Tax Identification Number	54-1163725
EBP, Plan Number	006
EBP, Investment, Number of Shares	2,193,279	2,303,900
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.75%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: AES Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,451,624
EBP, Investment, Number of Shares	2,193,279
Investment, Identifier [Axis]: Diversified Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,469,159
EBP, Investment, Number of Shares	962,126
Investment, Identifier [Axis]: Global All Cap Equity ex US
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,152
Investment, Identifier [Axis]: Global All Cap Equity ex US Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,416,356
Investment, Identifier [Axis]: Global all cap equity
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	62
Investment, Identifier [Axis]: Global all cap equity lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	1,461,732
Investment, Identifier [Axis]: Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5
EBP, Investment, Number of Shares	5
Investment, Identifier [Axis]: International Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,818,307
EBP, Investment, Number of Shares	499,230
Investment, Identifier [Axis]: Real Asset Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 237,978
EBP, Investment, Number of Shares	17,475
Investment, Identifier [Axis]: S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,464
EBP, Investment, Number of Shares	146
Investment, Identifier [Axis]: S&P 500 Index Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 175,796,433
EBP, Investment, Number of Shares	14,564,742
Investment, Identifier [Axis]: Self-Directed Investments
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 80,047,981
Investment, Identifier [Axis]: Small/ Mid Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 33,076,089
EBP, Investment, Number of Shares	1,593,568
Investment, Identifier [Axis]: Small/ Mid Cap Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,991,725
EBP, Investment, Number of Shares	727,227
Investment, Identifier [Axis]: Stable Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,280,927
EBP, Investment, Number of Shares	7,280,927
Investment, Identifier [Axis]: Stable Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,491,853
EBP, Investment, Number of Shares	27,491,853
Investment, Identifier [Axis]: Structured Research
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,030,626
EBP, Investment, Number of Shares	288,489
Investment, Identifier [Axis]: Target Retirement 2005
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,906,568
EBP, Investment, Number of Shares	80,993
Investment, Identifier [Axis]: Target Retirement 2010
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 357,562
EBP, Investment, Number of Shares	14,172
Investment, Identifier [Axis]: Target Retirement 2015
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 933,032
EBP, Investment, Number of Shares	33,720
Investment, Identifier [Axis]: Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,908,846
EBP, Investment, Number of Shares	228,770
Investment, Identifier [Axis]: Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,990,460
EBP, Investment, Number of Shares	723,694
Investment, Identifier [Axis]: Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,119,429
EBP, Investment, Number of Shares	1,013,915
Investment, Identifier [Axis]: Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 45,093,221
EBP, Investment, Number of Shares	1,123,399
Investment, Identifier [Axis]: Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 53,348,938
EBP, Investment, Number of Shares	1,238,369
Investment, Identifier [Axis]: Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 69,079,358
EBP, Investment, Number of Shares	1,539,888
Investment, Identifier [Axis]: Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 56,042,334
EBP, Investment, Number of Shares	1,240,698
Investment, Identifier [Axis]: Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,115,418
EBP, Investment, Number of Shares	1,130,372
Investment, Identifier [Axis]: Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,598,799
EBP, Investment, Number of Shares	1,023,472
Investment, Identifier [Axis]: Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,083,788
EBP, Investment, Number of Shares	615,766
Investment, Identifier [Axis]: US Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 348
EBP, Investment, Number of Shares	30
Investment, Identifier [Axis]: US Bond Index Lending
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,031,392
EBP, Investment, Number of Shares	1,239,197